Share-Based Compensation (Details) - Schedule of options granted under the existing stock-option plan - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding at beginning of the year	2,142,547	1,884,420	1,625,042
Weighted average exercise price, Outstanding at beginning of the year	$ 6.02	$ 5.52	$ 5.72
Number of options, Granted	860,492	345,500	360,500
Weighted average exercise price, Granted	$ 5.49	$ 12.14	$ 4.46
Number of options, Forfeited and expired	(40,730)	(48,242)	(63,376)
Weighted average exercise price, Forfeited and expired	$ 6.42	$ 33.11	$ 6.26
Number of options, Exercised	(22,875)	(39,131)	(37,746)
Weighted average exercise price, Exercised	$ 6.49	$ 2.89	$ 2.69
Number of options, Outstanding at end of the year	2,939,434	2,142,547	1,884,420
Weighted average exercise price, Outstanding at end of the year	$ 5.85	$ 6.02	$ 5.52
Number of options, Exercisable at end of the year	1,953,429	1,613,465	1,283,193
Weighted average exercise price, Exercisable at end of the year	$ 5.55	$ 4.9	$ 5.15